Quarterly Report
November 30, 2022
MFS®  Research
International Fund
RIF-Q1

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace & Defense – 1.1%
MTU Aero Engines Holding AG	573,011	$119,493,566
Thales S.A.	353,609	44,946,991
		$164,440,557
Airlines – 0.4%
Ryanair Holdings PLC, ADR (a)	834,503	$63,163,532
Alcoholic Beverages – 2.1%
Diageo PLC	4,823,405	$224,121,752
Kirin Holdings Co. Ltd.	5,495,700	86,725,996
		$310,847,748
Apparel Manufacturers – 4.8%
Burberry Group PLC	1,971,074	$52,020,239
Compagnie Financiere Richemont S.A.	1,254,437	166,866,539
LVMH Moet Hennessy Louis Vuitton SE	534,747	414,033,614
NIKE, Inc., “B”	684,832	75,119,222
		$708,039,614
Automotive – 1.7%
Bridgestone Corp.	2,165,700	$82,243,995
Compagnie Generale des Establissments Michelin	2,821,017	79,737,717
Koito Manufacturing Co. Ltd.	5,445,000	86,886,728
		$248,868,440
Brokerage & Asset Managers – 4.2%
Barclays PLC	34,912,462	$68,147,642
Euronext N.V.	2,386,219	183,386,871
Hong Kong Exchanges & Clearing Ltd.	3,395,000	135,490,875
London Stock Exchange Group PLC	2,277,876	229,041,979
		$616,067,367
Business Services – 1.1%
Nomura Research Institute Ltd.	5,761,600	$127,869,106
Secom Co. Ltd.	659,400	40,881,611
		$168,750,717
Computer Software – 1.7%
Cadence Design Systems, Inc. (a)	594,306	$102,244,404
Naver Corp.	310,399	45,132,509
NetEase.com, Inc., ADR	1,378,856	98,064,239
		$245,441,152
Computer Software - Systems – 5.6%
Amadeus IT Group S.A. (a)	2,419,521	$131,729,660
Constellation Software, Inc.	95,291	153,618,882
Fujitsu Ltd.	1,093,100	148,428,860
Hitachi Ltd.	5,093,700	273,739,296
Samsung Electronics Co. Ltd.	2,441,707	117,259,853
		$824,776,551
Construction – 0.9%
Techtronic Industries Co. Ltd.	11,440,000	$137,761,192

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.6%
Kao Corp.	2,049,400	$81,785,693
Reckitt Benckiser Group PLC	2,087,418	151,025,860
		$232,811,553
Consumer Services – 1.0%
Carsales.com Ltd.	3,446,806	$54,583,025
Persol Holdings Co. Ltd.	2,698,000	62,770,245
SEEK Ltd.	2,456,018	37,819,685
		$155,172,955
Electrical Equipment – 3.7%
Legrand S.A.	1,979,681	$163,706,431
Schneider Electric SE	2,635,604	390,856,079
		$554,562,510
Electronics – 2.5%
ASML Holding N.V.	102,303	$62,227,962
Kyocera Corp.	1,966,900	100,836,167
NXP Semiconductors N.V.	550,494	96,798,865
Taiwan Semiconductor Manufacturing Co. Ltd.	7,370,326	117,749,796
		$377,612,790
Energy - Independent – 1.0%
Woodside Energy Group Ltd.	5,776,131	$145,746,349
Energy - Integrated – 4.4%
Eni S.p.A.	9,934,208	$147,466,893
Galp Energia SGPS S.A., “B”	13,683,293	168,156,559
Idemitsu Kosan Co. Ltd.	3,712,500	87,106,235
TotalEnergies SE (l)	3,899,815	243,608,082
		$646,337,769
Energy - Renewables – 0.3%
Orsted A/S	564,180	$49,549,939
Food & Beverages – 3.8%
Danone S.A.	1,735,858	$90,709,337
Nestle S.A.	3,931,018	467,787,977
		$558,497,314
Food & Drug Stores – 0.4%
Ocado Group PLC (a)	2,511,565	$19,056,044
Sugi Holdings Co. Ltd.	775,400	35,192,047
		$54,248,091
Gaming & Lodging – 1.3%
Aristocrat Leisure Ltd.	3,689,379	$89,229,793
Flutter Entertainment PLC (a)	293,193	44,087,094
Whitbread PLC	1,836,056	58,341,401
		$191,658,288
Insurance – 5.9%
AIA Group Ltd.	22,057,800	$224,967,174
Aon PLC	699,156	215,535,812
Beazley PLC	12,078,709	95,234,912
Hiscox Ltd.	5,669,624	69,762,035
Willis Towers Watson PLC	324,136	79,789,318

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Zurich Insurance Group AG	377,023	$182,572,310
		$867,861,561
Internet – 0.5%
Tencent Holdings Ltd.	1,862,900	$70,001,649
Leisure & Toys – 0.4%
Yamaha Corp.	1,626,700	$64,916,377
Machinery & Tools – 6.8%
Daikin Industries Ltd.	1,192,500	$197,347,628
GEA Group AG	3,333,153	134,556,712
Kubota Corp.	8,855,100	131,604,359
Ritchie Bros. Auctioneers, Inc.	1,001,142	54,889,211
Schindler Holding AG	575,362	109,644,563
SMC Corp.	396,500	181,371,211
Toyota Industries Corp.	1,883,700	108,028,005
Weir Group PLC	3,865,830	83,600,100
		$1,001,041,789
Major Banks – 5.3%
Bank of Ireland Group PLC	2,786,068	$22,983,116
BNP Paribas	3,889,073	220,179,883
Mitsubishi UFJ Financial Group, Inc.	18,841,900	103,250,326
NatWest Group PLC	66,661,739	211,957,452
UBS Group AG	12,380,500	230,377,325
		$788,748,102
Medical Equipment – 2.4%
ConvaTec Group PLC	29,314,014	$81,331,344
QIAGEN N.V. (a)	3,824,084	188,669,276
Terumo Corp.	2,886,200	85,467,959
		$355,468,579
Metals & Mining – 1.5%
Glencore PLC	33,769,173	$228,452,493
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	15,016,800	$53,276,775
Natural Gas - Pipeline – 0.4%
APA Group	7,930,224	$60,738,206
Other Banks & Diversified Financials – 3.7%
HDFC Bank Ltd.	6,422,414	$128,097,630
Julius Baer Group Ltd.	2,179,988	126,245,318
Macquarie Group Ltd.	1,134,207	140,313,796
Visa, Inc., “A”	696,540	151,149,180
		$545,805,924
Pharmaceuticals – 10.6%
Bayer AG	1,985,898	$114,801,825
Kyowa Kirin Co. Ltd.	7,124,500	165,739,104
Merck KGaA	802,760	145,448,720
Novo Nordisk A.S., “B”	3,548,323	444,213,430
Roche Holding AG	1,515,423	492,942,879
Sanofi	1,178,323	106,457,426

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Santen Pharmaceutical Co. Ltd.	11,417,000	$93,269,463
		$1,562,872,847
Printing & Publishing – 0.6%
Wolters Kluwer N.V.	755,560	$83,455,750
Real Estate – 1.5%
ESR Group Ltd.	27,918,400	$63,745,339
Grand City Properties S.A.	5,282,384	52,507,221
LEG Immobilien SE	1,727,402	108,669,328
		$224,921,888
Restaurants – 0.7%
Yum China Holdings, Inc.	1,785,074	$98,393,279
Specialty Chemicals – 7.9%
Akzo Nobel N.V.	1,534,448	$111,011,166
Croda International PLC	1,813,587	148,939,891
Kansai Paint Co. Ltd.	3,403,500	46,935,803
Linde PLC	1,324,112	441,056,512
Nitto Denko Corp.	1,920,300	121,615,319
Sika AG	568,646	146,634,337
Symrise AG	1,324,567	150,170,632
		$1,166,363,660
Specialty Stores – 0.4%
ZOZO, Inc.	2,238,200	$56,376,390
Telecommunications - Wireless – 2.5%
Advanced Info Service Public Co. Ltd.	14,739,200	$78,993,586
Cellnex Telecom S.A.	2,302,177	79,704,832
KDDI Corp.	4,474,800	133,927,607
SoftBank Group Corp.	1,951,900	85,658,244
		$378,284,269
Telephone Services – 0.4%
Hellenic Telecommunications Organization S.A.	3,808,032	$58,448,915
Tobacco – 1.5%
British American Tobacco PLC	5,321,449	$218,366,951
Utilities - Electric Power – 2.0%
CLP Holdings Ltd.	8,923,000	$64,954,830
E.ON SE	7,359,609	70,043,308
Iberdrola S.A.	14,698,705	166,372,961
		$301,371,099
Total Common Stocks		$14,639,520,931
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	2,052,106	$1,821,685

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 3.67% (v)	81,445,900	$81,445,900
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.86% (j)	20,636,217	$20,636,217

Other Assets, Less Liabilities – 0.3%		45,370,996
Net Assets – 100.0%		$14,788,795,729
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $81,445,900 and $14,661,978,833, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$87,106,235	$2,702,867,539	$—	$2,789,973,774
United Kingdom	81,331,344	1,858,068,751	—	1,939,400,095
France	44,946,991	1,892,675,440	—	1,937,622,431
Switzerland	494,764,564	1,430,128,369	—	1,924,892,933
United States	1,161,693,313	—	—	1,161,693,313
Germany	269,664,198	814,696,390	—	1,084,360,588
Hong Kong	—	626,919,410	—	626,919,410
Australia	—	528,430,854	—	528,430,854
Denmark	—	493,763,369	—	493,763,369
Other Countries	526,578,058	1,627,707,791	—	2,154,285,849
Mutual Funds	102,082,117	—	—	102,082,117
Total	$2,768,166,820	$11,975,257,913	$—	$14,743,424,733
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$151,622,392	$349,433,655	$419,625,060	$17,536	$(2,623)	$81,445,900
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$630,203	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2022, are as follows:
Japan	18.9%
United Kingdom	13.1%
France	13.1%
Switzerland	13.0%
United States	8.9%
Germany	7.3%
Hong Kong	4.2%
Australia	3.6%
Denmark	3.3%
Other Countires	14.6%
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.